U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                         FORM 24F-2
                Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2




1.    Name and address of issuer:

          Mutual Fund Group
          101 Park Avenue
          New York, New York  10178


2.    Name of each series or class of funds for which this notice is filed:

          Vista U.S. Treasury Income Fund
          Vista U.S. Government Securities Fund
          Vista Short-Term Bond Fund
          Vista Bond Fund
          Vista Global Fixed Income Fund
          Vista Balanced Fund
          IEEE Balanced Fund
          Vista Emerging Growth Fund
          Vista Large Cap Equity Fund
          Vista Equity Income Fund
          Vista Small Cap Equity Fund
          Vista Growth and Income Fund
          Vista Capital Growth Fund
          Vista American Value Fund
          Vista International Equity Fund
          Vista Southeast Asian Fund
          Vista Japan Fund
          Vista European Fund


3.    Investment Company Act File Number:    811-5151

      Securities Act File Number:             33-1496


4.    Last day of fiscal year for which this notice is filed:
                                     October 31, 1996



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


      NOT APPLICABLE                    [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

      NOT APPLICABLE


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               NONE



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               NONE



9.    Number and aggregate sale price of securities sold during the fiscal year:

      Number of securities sold during the fiscal year:
      Aggregate sale price of securities sold during the fiscal year:

           2,134,408,560



10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold during the fiscal year:

86,625,249
     Aggregate sale price of securities sold during the    fiscal year:

2,134,408,560


11.  Number  and  aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable  (see

Instruction  B.7):

     Number of DRIP securities sold during the fiscal year:

6,061,309

    Aggregate sale price of DRIP securities sold during the fiscal year:

168,816,622


12.  Calculation of registration fee:

     (I) Aggregate sale  price  of  securities  sold during  the  fiscal year in reliance on rule 24f-2 (from item 10):

                                             2,134,408,560

    (ii) Aggregate  price  of  shares  issued  in connection with dividend reinvestment plans, (from item 11, if applicable):
                                           +   168,816,622

	(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                           -  2,196,421,149

	(iv)  Aggregate  price of shares  redeemed or repurchased and previously applied as a reduction to  filing fees pursuant to rule 24e-2 (if applicable):

                                           +        0

     (v)  Net  aggregate  price of  securities  sold  and issued during the fiscal  year in  reliance  on  rule 24f-2 [line (i), plus line(ii), less line

(iii), plus line (iv)   (if applicable):    106,804,033

    (vi)  Multiplier prescribed by Section 6(b) of the  Securities Act of

1933  or  other  applicable  law  or  regulation(see Instruction  C.6):

                                           x        1 / 3300

    (vii)  Fee due  [line (I) or line (v) multiplied by line (vi)]:

                                                   32,364.86


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures(17 CFR 202.3a)
                                                     [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                        December 26, 1996






SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)

/s/ Martin R. Dean, Treasurer              December 19, 1996
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